Other non-current assets (Detail) - Other non current assets [member] - EUR (€) € in Thousands	Dec. 31, 2018	Dec. 31, 2017	Dec. 31, 2016
Other non current assets [line items]
Tax credits	€ 3,006	€ 2,446	€ 1,766
Guarantees and deposits	405	362	342
Non-current receivable on joint venture	1,096	804	0
Non-listed equity investments	2,701	0	0
Other	29	55	46
Total non-current assets	€ 7,237	€ 3,667	€ 2,154